CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED STATEMENTS OF CASH FLOWS
Issuance of Class A ordinary shares upon the completion of IPO and CPP, issuance costs	$ 9,442	$ 9,442
Payments of stock issuance costs	$ 7,973